31 Net revenues (Tables)	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Schedule of sales and service revenue
	2019	2018	2017
Sales revenue
Domestic market
Revenue	38,391,132	42,189,365	34,983,265
Rebates	(57,315)	(45,290)	(35,538)
	38,333,817	42,144,075	34,947,727
Foreign market
Revenue	23,998,067	26,577,433	23,297,304
Rebates	(47,723)	(58,188)	(60,990)
	23,950,344	26,519,245	23,236,314
	62,284,161	68,663,320	58,184,041

Sales and services deductions
Taxes
Domestic market	(9,704,712)	(10,219,138)	(8,663,707)
Foreign market	(31,427)	(36,562)	(33,798)
Sales returns
Domestic market	(138,749)	(148,918)	(125,153)
Foreign market	(85,748)	(258,836)	(100,789)

	(9,960,636)	(10,663,454)	(8,923,447)
Net sales and services revenue	52,323,525	57,999,866	49,260,594

Schedule of revenue by country
(a)	Net revenue by country

	2019	2018	2017

Brazil	28,523,327	31,801,222	26,147,559
United States	9,416,558	9,887,701	8,539,972
Mexico	2,335,198	4,168,140	3,408,385
Singapore	1,162,432	756,069	542,866
Germany	1,157,431	1,385,482	1,192,287
Argentina	1,104,044	1,166,191	1,336,440
Switzerland	759,189	315,254	415,729
Italy	690,422	650,605	604,546
Chile	610,454	686,646	554,237
Peru	551,967	540,495	493,654
China	542,209	884,233	692,558
Luxembourg	526,768	546,524	247,007
Netherlands	516,409	293,315	333,134
United Kingdom	359,937	366,328	202,830
Uruguay	359,049	155,571	122,251
Spain	344,433	329,458	282,854
Sweden	296,601	270,062	256,911
South Korea	279,900	314,517	339,430
Japan	240,579	245,208	126,956
Bolivia	231,848	250,048	163,862
France	225,986	135,094	166,314
Canada	201,635	290,453	235,612
Poland	200,563	260,449	231,716
Colombia	200,370	363,497	340,396
Paraguay	194,859	214,959	174,783
Taiwan	191,593	274,566	301,692
Belgium	179,648	122,230	324,222
Ecuador	119,070	313,857	316,134
Other	801,046	1,011,692	1,166,258
	52,323,525	57,999,866	49,260,594

Schedule of revenue by product
(b)	Net revenue by product

	2019	2018	2017

PE/PP	34,287,597	37,979,148	33,105,714
Ethylene, Propylene	3,743,581	4,283,709	3,351,805
PVC/Caustic Soda/EDC	2,692,778	3,167,390	3,066,879
Benzene, toluene and xylene	2,503,667	2,785,400	2,683,406
ETBE/Gasoline	2,319,253	2,928,993	2,433,360
Butadiene	1,609,264	2,023,465	1,819,387
Cumene	723,469	909,409	578,482
Naphtha, condensate and crude oil	505,804	476,311	135,165
Solvents	676,044	248,313	401,455
Other	3,262,068	3,197,728	1,684,941
	52,323,525	57,999,866	49,260,594